Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues - Related Party	$ 109,954	$ 72,865
Related Party
Related Party Transaction [Line Items]
Revenues - Related Party	35,434	11,470
Accounts Receivable - Related Party	2,111	1,037
Accounts Payable - Related Party	686	453
Related Party | Affiliate Access Agreements
Related Party Transaction [Line Items]
Accounts Receivable - Related Party	2,111	1,037
Related Party | Shared Services Agreement
Related Party Transaction [Line Items]
Accounts Payable - Related Party	686	453
Related Party | Surface Use Royalties | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	18,499	5,436
Related Party | Easements and Other Surface Related Revenues | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	5,486	4,249
Related Party | Easements and Other Surface Related Revenues | Data Center Agreement
Related Party Transaction [Line Items]
Revenues - Related Party	8,000
Related Party | Resource Royalties | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	3,062
Related Party | Resource Sales | Affiliate Access Agreements
Related Party Transaction [Line Items]
Revenues - Related Party	$ 387	$ 1,785